Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Summary Of Components Of Lease Expense

The components of lease expense were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Operating lease costs	$1,492,508	$—
Variable lease costs	4,171	—
Short-term lease costs	106,831	—
Total lease costs	$1,603,510	$—

Schedule Of Supplemental Cash Flow Information Related To Leases

Supplemental cash flow information related to leases was as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,462,258	$—
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$4,343,760	$—
Total	$5,806,018	$—

Schedule Of Supplemental Balance Sheet Information Related To Leases

Supplemental balance sheet information related to leases was as follows:

	December 31, 2025	December 31, 2024
Weighted average remaining lease term in years	$1.7	$—
Weighted average discount rate	6.1%	—

Schedule of Maturities of Lease Liabilities

The following table outlines maturities of the Company's lease liabilities:

At December 31, 2025	Operating leases
2026	$2,048,002
2027	590,926
2028	302,651
2029	—
2030	—
Thereafter	—
Total lease payments	$2,941,579
Less imputed interest	137,330
Total	$2,804,249
Current portion of lease liabilities	1,977,211
Non current portion of lease liabilities	827,038
Total lease liabilities	$2,804,249